ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
12.	ACCRUED LIABILITIES
All figures in USD '000	2017	2016
Accrued Interest	1,031	1,437
Accrued Expenses	10,208	6,211
Total as of December 31,	11,239	7,648